ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Assets and liabilities included in the held-for-sale categories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Cash and cash equivalents	$ 407.8	$ 544.9	$ 941.5
Receivables and other current assets	128.0	96.5
Inventories	199.9	302.1
Property, plant and equipment	2,598.0	2,587.9
Other non-current assets	128.8	204.6
Assets	4,425.1	3,971.6
Accounts payable and accrued liabilities	294.1	304.4
Current portion of provisions	5.6	6.5
Deferred income tax liabilities	22.6	61.2
Lease liabilities	68.7	44.2
Provisions	310.4	470.2
Other liabilities	19.6	40.3
Liabilities	2,218.3	$ 1,654.5
Assets and liabilities classified as held for sale | Rosebel Mine
Disclosure of analysis of single amount of discontinued operations [abstract]
Cash and cash equivalents	38.5
Receivables and other current assets	4.9
Inventories	155.8
Property, plant and equipment	435.8
Other non-current assets	34.6
Assets	669.6
Accounts payable and accrued liabilities	84.2
Current portion of provisions	4.2
Deferred income tax liabilities	17.4
Lease liabilities	39.5
Provisions	103.8
Other liabilities	19.5
Liabilities	268.6
Assets and liabilities classified as held for sale | Bambouk
Disclosure of analysis of single amount of discontinued operations [abstract]
Cash and cash equivalents	2.3
Receivables and other current assets	34.1
Property, plant and equipment	78.5
Other non-current assets	1.1
Assets	116.0
Accounts payable and accrued liabilities	7.7
Liabilities	$ 7.7